Revenue Recognition - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability, revenue recognized	$ 10,148,000	$ 6,127,000	$ 3,978,000
Contract with customer, asset, after allowance for credit loss	$ 0	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	6 years